SUBSEQUENT EVENTS (Details)				1 Months Ended			3 Months Ended	6 Months Ended
		Sep. 23, 2024 USD ($) shares	Jul. 23, 2021 USD ($) $ / shares	Aug. 31, 2024 USD ($) $ / shares	Jul. 31, 2024 USD ($) shares $ / shares	Jul. 31, 2023 USD ($)	Sep. 23, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares $ / shares	Apr. 17, 2024 shares	Jun. 30, 2023 shares $ / shares	Sep. 30, 2024 USD ($)	Sep. 13, 2024 shares	Dec. 31, 2023 USD ($)	Apr. 30, 2023 $ / shares	Apr. 13, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of awards granted (in shares) | shares								1,276,000		401,000
Exercise price (in dollars per share) | $ / shares								$ 6.53		$ 3.5
Borrowings								$ 37,828,000					$ 22,618,000
Convertible Debt [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Borrowings	[1]							$ 22,735,000					22,618,000
Debt conversion price (in dollars per share) | $ / shares			$ 0.0632
Interest rate			8.00%
Maturity date								July 21, 2025
Proceeds from convertible debt			$ 30,000,000
Repayment of principal borrowings						$ 7,000,000
Senior Secured Notes [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Borrowings	[2]							$ 15,093,000					$ 0
Major ordinary share transactions [member] | 2023 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of awards granted (in shares) | shares					86,410
Number of shares for each award (in shares) | shares					1
Exercise price (in dollars per share) | $ / shares					$ 10.59
Share award expiration period					10 years
Major ordinary share transactions [member] | 2023 Share Incentive Plan [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Vesting period					5 years
Major Borrowings [Member] | Convertible Debt [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Borrowings				$ 150,000,000	$ 3,000,000
Shares issued upon conversion of debt (in shares) | shares					407,276
Debt conversion price (in dollars per share) | $ / shares				$ 8.55	$ 7.366
Interest rate				8.50%
Maturity date				August 15, 2029
Debt conversion integral multiple amount				$ 1,000
Major Borrowings [Member] | Underwriters' Over-allotment Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Proceeds from convertible debt				167,300,000
Major Borrowings [Member] | Underwriters' Over-allotment Option [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Borrowings				22,500,000
Major Borrowings [Member] | Senior Secured Notes [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Repayment of principal borrowings				$ 5,000,000
Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Debt conversion price (in dollars per share) | $ / shares														$ 7.366
Number of shares repurchased, under stock repurchase program (in shares) | shares									606,756
Number of shares issued (in shares) | shares															4,384,796,703
Class A Ordinary Shares [Member] | Subsequent Events [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares repurchased, under stock repurchase program (in shares) | shares		145,762
Payments for repurchase of ordinary shares		$ 900,000
Class A Ordinary Shares [Member] | Major ordinary share transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares issued (in shares) | shares		691,168					691,168
Net proceeds							$ 7,900,000
Class A Ordinary Shares [Member] | Major ordinary share transactions [member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Authorized amount for share repurchase of ordinary shares											$ 10,000,000
FreeChain Inc. [Member] | Class A Ordinary Shares [Member] | Major business combination [member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Percent of equity interests acquired												100.00%
Number of shares issued to acquire equity interest (in shares) | shares												20,000,000

[1]	The Group issued a US$30.0 million promissory note on July 23, 2021. The promissory note is non-secured, bears an annual interest rate of 8%, matures on July 23, 2023 and provides the holder an option to convert all or any portion of the note into the ordinary shares of Bitdeer at US$0.0632 per share at any time from the issuance of the note to the second anniversary of the date of issuance. Approximately US$683,000 was recognized as an equity component. In July 2023, the Group repaid US$7.0 million in principal and amended the promissory note to extend the maturity of the promissory note to July 21, 2025. In addition, to reflect the reverse recapitalization effectuated in April 2023 as disclosed in Note 6(a), the shares the promissory note is convertible into was changed from the ordinary shares of Bitdeer to the Class A ordinary shares of the Group, and the per-share conversion price was adjusted to US$7.3660 from US$0.0632. The extension of the maturity date is accounted for as a debt modification, and a gain from modification of approximately US$481,000 was recognized in earnings. The unamortized discount as of June 30, 2024 and December 31, 2023 was approximately US$265,000 and US$382,000, respectively.
[2]	The senior secured notes were part of purchase consideration paid for the Norway Acquisition disclosed in Note 6(b). The unamortized premium as of June 30, 2024, was approximately US$93,000.